Acquisitions - Additional Information (Detail) (FingerRockz, USD $) Share data in Thousands, unless otherwise specified	0 Months Ended
	Oct. 18, 2013	Oct. 18, 2013
FingerRockz
Business Acquisition [Line Items]
Common stock shares owned	405	405
Percentage of ownership interest	51.60%
Goodwill expected to be deductible for tax purpose	$ 0	$ 0